TAXES ON INCOME (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Unrecognized Tax Benefits Excludes Income Tax Penalties And Interest Accrued	$ 158	$ 198
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	8	8	9
Unrecognized Tax Benefits, Interest on Income Taxes Expense	212	204
Scenario, Forecast [Member]
Effective Income Tax Rate Reconciliation, Percent	26.50%
U S Subsidiaries [Member]
Operating Loss Carry forwards Expiration Period	expire between 2020 and 2032
Deferred Tax Assets, Net	1,960
Federal [Member]
Operating Loss Carryforwards	77,000
State [Member]
Operating Loss Carryforwards	14,000
Amendment 2010 [Member] | Year 2014 [Member]
Percentage Of Amendment Tax Rate				9.00%
Amendment 2010 [Member] | Thereafter [Member]
Percentage Of Amendment Tax Rate				16.00%
Israeli Taxation [Member]
Income Tax Holiday, Description	the Company's income derived from the "Approved Enterprise" will be entitled to a tax exemption for a period of two years and to an additional period of five to eight years of reduced tax rates of 10% - 25% (based on the percentage of foreign ownership). The duration of tax benefits of reduced tax rates is subject to a limitation of the earlier of 12 years from commencement of production, or 14 years from the approval date. The Company utilized tax benefits from the first program in 1998 and has been no longer eligible for benefits since 2007.
Tax Exempt Income Earned By Approved Enterprise Of Company Included In Retained Earnings	540
Operating Loss Carryforwards	10,500
Deferred Tax Assets, Net	2,232
Effective Income Tax Rate Reconciliation, Percent		25.00%	25.00%
Israeli Taxation [Member] | Israeli Subsidiaries [Member]
Operating Loss Carryforwards	$ 68,000
Israeli Taxation [Member] | Minimum [Member]
Percentage Of Amendment Tax Rate	25.00%